ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Accounts payable	1,049,610	1,456,637	1,188,133
Accrued liabilities	486,043	524,058	415,323
EFF settlement accrual (Note 22)	612,500	612,500	612,500
	2,148,153	2,593,195	2,215,956